Property, plant and equipment (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment (Details Text)
Shutdown maintenance in preparation or in progress expenses	R$ (578,920)
Charges amounting were capitalized	R$ 130,272	R$ 367,780
Average rate of charges	7.78%	8.12%
Capitalized financial charges
Property, plant and equipment (Details Text)
Shutdown maintenance in preparation or in progress expenses	R$ (174,333)
Inventories of spare parts
Property, plant and equipment (Details Text)
Shutdown maintenance in preparation or in progress expenses	(441,262)
Strategic projects in Brazil
Property, plant and equipment (Details Text)
Shutdown maintenance in preparation or in progress expenses	(436,460)
Strategic projects of Braskem America
Property, plant and equipment (Details Text)
Shutdown maintenance in preparation or in progress expenses	(552,727)
Machinery, equipment and facilities
Property, plant and equipment (Details Text)
Expenditures recognised in course of its construction	R$ (1,592,844)